Earnings Per Common Share Applicable to Common Shareholders of MUFG [Text Block]	12 Months Ended
Mar. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Common Share Applicable to Common Shareholders of MUFG [Text Block]
23.	EARNINGS PER COMMON SHARE APPLICABLE TO COMMON SHAREHOLDERS OF MUFG

Reconciliations of net income and weighted average number of common shares outstanding used for the computation of basic EPS to the adjusted amounts for the computation of diluted EPS for the fiscal years ended March 31, 2015, 2016 and 2017 are as follows:

	2015	2016	2017
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥1,531,127	¥802,332	¥202,680
Income allocable to preferred shareholders:
Cash dividends paid	(8,970)	—	—

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	1,522,157	802,332	202,680

Effect of dilutive instruments:
Stock acquisition rights and restricted stock units—Morgan Stanley	(2,360)	(2,704)	(3,212)

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥1,519,797	¥799,628	¥199,468

	2015	2016	2017
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	14,118,469	13,885,842	13,574,314
Effect of dilutive instruments:
Convertible preferred stock	1	—	—
Stock acquisition rights and the common shares of MUFG under Board Incentive Plan	19,175	17,474	10,571

Weighted average common shares for diluted computation	14,137,645	13,903,316	13,584,885

	2015	2016	2017
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥107.81	¥57.78	¥14.93

Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥107.50	¥57.51	¥14.68

On August 1, 2014, all outstanding Class 11 Preferred Stock were mandatorily converted into shares of common stock at a conversion price of ¥802.6. The impact of the mandatory conversion of Class 11 Preferred Stock was reflected in computations of EPS and diluted EPS for the fiscal year ended March 31, 2015.